Employee benefits liabilities - narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) year	Dec. 31, 2020 USD ($) year	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of defined benefit plans [line items]
Defined benefit plan cost		€ 1,308		€ 1,508	€ 1,518
Gains (losses) arising from settlements					92
Net defined benefit liability (asset)		7,116		7,395
Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		27,357		28,106
Pension benefits
Disclosure of defined benefit plans [line items]
Discretionary credit balance		1,500
Employer contributions		113		48
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 1,087
Payments in respect of settlements		0		0
Gains (losses) arising from settlements					(12)
Payments from plan, net defined benefit liability (asset)		13		14
Net defined benefit liability (asset)		€ 4,120		€ 4,313	3,961
Discount rate		2.60%		3.30%
Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Employer contributions		€ 0		€ 0
Payments in respect of settlements		0		394
Payments from plan, net defined benefit liability (asset)		1,485		1,520
Net defined benefit liability (asset)		24,361		25,024	22,767
Health care and life insurance plans | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)		119		135
Net defined benefit liability (asset)		€ 2,233		€ 2,289	2,216
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Discount rate		0.50%		0.60%
Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments from plan, net defined benefit liability (asset)		€ 32		€ 90
Net defined benefit liability (asset)		763		793	819
United States And Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Employer contributions		€ 113		€ 48	724
Estimate of contributions expected to be paid to plan for next annual reporting period	1,060
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period	606
Estimate of minimum funding contributions expected to be paid to plan in next annual reporting period	€ 454
Canada | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year		14	14
Discount rate		2.50%		3.10%
Canada | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year		17	17
Health care cost trend rate assumed for next annual reporting period		4.40%		4.40%
Weighted average ultimate healthcare cost trend rate		4.00%		4.00%
Discount rate		2.70%		3.10%
United Kingdom | Pension benefits
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year		17	17
Discount rate		1.60%		2.00%
U.S. | Pension benefits
Disclosure of defined benefit plans [line items]
Estimate of discretionary contributions expected to be paid to plan for next annual reporting period		€ 670	$ 800
Weighted average duration of defined benefit obligation | year		12	12
Discount rate		2.60%		3.30%
U.S. | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year		13	13
Health care cost trend rate assumed for next annual reporting period		5.50%		5.30%
Defined Benefit Plan Health Car Cost Trend Rate Assumed, Future Years		4.00%
Weighted average ultimate healthcare cost trend rate		4.00%		4.40%
Discount rate		2.70%		3.40%
Italy | Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation | year		7	7
Italy | Other post-employment benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)		€ 543
Italy | Other post-employment benefits | Obligation
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)				€ 584
North America | Obligation
Disclosure of defined benefit plans [line items]
Refund of excess assets from settlement of supplemental retirement benefit plan					22
North America | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements					(78)
Annuity buyout [Member] | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements				(6)
Annuity buyout [Member] | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments in respect of settlements				325	€ 841
Terminated vested [Member] | Pension benefits
Disclosure of defined benefit plans [line items]
Gains (losses) arising from settlements				20
Terminated vested [Member] | Pension benefits | Obligation
Disclosure of defined benefit plans [line items]
Payments in respect of settlements				€ 69